Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Salaries and related expenses	4,905	3,227
Share based payments	1,094	577
Software and storage	559	410
Consultants	26	76
Rent and office maintenance	292	345
Other	18	18
	6,894	4,653